Loans Receivable, Net - Summary of Loans to Officers, Directors and their Affiliates (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Balance at end of period	$ 4,800,000	$ 8,846,000
Officers and Directors [Member]
Related Party Transaction [Line Items]
Balance at beginning of period	8,846,000	10,917,000
New loans	410,000	2,463,000
Principal repayments	(4,456,000)	(4,534,000)
Balance at end of period	$ 4,800,000	$ 8,846,000